LOANS (Details 3) (Residential Real Estate One To Four Family [Member], Troubled Debt Restructuring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member]
Loans Receivable, Recorded Investment, Nonaccrual	$ 1,593	$ 876
Loans Receivable, Recorded Investment, Loans Past Due Over 90Days Still Accruing	$ 201	$ 0